Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) - Operating Lease Obligations ¥ in Thousands	Mar. 31, 2021 CNY (¥)
2022	¥ 14,166
2023	12,451
2024	7,636
2025	2,876
Total	¥ 37,129